UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21558
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Pioneer Short Term Income Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  July 1, 2013 to June 30, 2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Short Term Income Fund

By (Signature and Title)  /s/ Mark D. Goodwin
                         -------------------------
                         Mark D. Goodwin, Executive Vice President

Date  August 20, 2014

======================== Pioneer Short Term Income Fund ========================

STANWICH MORTGAGE LOAN TRUST

Ticker:                      Security ID:  85488NAA9
Meeting Date: MAR 11, 2014   Meeting Type: Written Consent
Record Date:  FEB 27, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the Terms Set Forth in the   None      Abstain      Management
      Letter of Direction

========== END NPX REPORT